Fees Summary	Apr. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 350,000
Previously Paid Amount	0.00
Total Fee Amount	53.58
Total Offset Amount	0.00
Net Fee	53.58
Narrative - Max Aggregate Offering Price	$ 350,000
Final Prospectus	true